Reinsurance	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Reinsurance
13. Reinsurance
The Company reinsures portions of its risk in order to limit losses and manage its statutory capital position. Reinsurance agreements are evaluated for risk transfer to determine if they qualify for reinsurance accounting. If they qualify, the Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. If the agreements do not qualify, they are accounted for on a deposit contract basis.
The Company remains liable to its policyholders to the extent that counterparties to reinsurance contracts do not meet their contractual obligations. Accordingly, the future policy benefit reserves and policy and contract claims liabilities are reported gross of any related reinsurance recoverables, which are reported as assets. The Company reports premiums, benefits, and settlement expenses net of reinsurance in the consolidated statements of income (loss). Assets and liabilities and premiums and benefits relating to certain reinsurance agreements that grant surplus relief may be recorded net on the consolidated balance sheets and statements of income (loss) if a right of offset exists within the reinsurance agreement.
The following summarizes the Company's reinsurance coverage:

•	Medical stop-loss. Starting in 2018, the Company reinsures the excess of $2.5 per individual claim; previously, the Company reinsured $2.0 per individual claim.

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Group Life & DI. The Company typically reinsures group life mortality risk in excess of $0.25 per individual and line of coverage, and morbidity risk in excess of $8.0 thousand of gross monthly benefit per life. The Company also has catastrophic coverage for group life policies.

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Deferred Annuities. In 2017, the Company executed a reinsurance agreement to manage its statutory capital position related to fixed deferred and fixed indexed annuities with a guaranteed return of premium feature and issued beginning in 2017. This agreement does not qualify for GAAP reinsurance accounting.

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Income Annuities. In 2018, the Company executed a reinsurance agreement that transfers financial responsibility for its in-force block of income annuity contracts, which primarily consists of structured settlements and a smaller block of SPIAs. This agreement does not qualify for GAAP reinsurance accounting. See further discussion below.

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Individual Life. The Company's reinsurance coverage varies by product, policy issue year, and issue age of the insured. For fully underwritten policies issued subsequent to April 2017, the Company retains up to a maximum of $5.0 per life. For fully underwritten policies issued between March 2013 and April 2017, the Company retains up to a maximum of $3.0 per life.

In 2018, the Company entered into a reinsurance arrangement to manage its statutory capital position on its survivorship guaranteed universal life policies. This agreement does not qualify for GAAP reinsurance accounting. In addition, the Company has an inter-company reinsurance agreement related to a block of guaranteed universal life policies in order to manage its statutory capital position.
The following tables and amounts exclude the deposit asset related to the Reinsurance Transaction, which is described in more detail below.
The following table sets forth net life insurance in force:

	As of December 31, 2018	As of December 31, 2017	As of December 31, 2016
Direct life insurance in force	$116,515.7	$109,179.4	$86,142.8
Amounts assumed from other companies	188.4	188.1	187.0
Amounts ceded to other companies	(29,612.4)	(26,473.9)	(24,452.4)
Net life insurance in force	$87,091.7	$82,893.6	$61,877.4
Percentage of amount assumed to net	0.22%	0.23%	0.30%
Percentage of amount ceded to direct	25.41%	24.25%	28.39%

The Company evaluates the financial condition of its reinsurers to monitor its exposure to losses from reinsurer insolvencies. The Company analyzes reinsurance recoverables according to the credit ratings and financial health of its reinsurers and is not aware of any of its major reinsurers currently experiencing financial difficulties. As of December 31, 2018 and 2017, $189.9 and $201.3, respectively, of the reinsurance recoverable was associated with two highly rated reinsurers, each representing approximately 35% of the recoverable balance in both periods. Of the total amount due from reinsurers, 97.6% and 97.5% were with reinsurers rated A- or higher by A.M. Best, as of December 31, 2018 and 2017, respectively. The Company had no write-offs or reserve for uncollectible reinsurance in 2018 or 2017.
Reinsurance recoverables are composed of the following amounts:

	As of December 31, 2018	As of December 31, 2017
Life insurance
Reinsurance recoverables on:
Funds held under deposit contracts	$104.7	$102.4
Future policy benefits	135.4	134.3
Paid claims, expense allowance, premium tax recoverables and other	14.2	18.7
Policy and contract claims	6.4	5.8
Total life insurance	260.7	261.2
Accident and health insurance
Reinsurance recoverables on:
Future policy benefits	37.5	40.3
Paid claims, expense allowance, premium tax recoverables and other	3.7	4.0
Policy and contract claims	6.4	12.7
Total accident and health insurance	47.6	57.0
Total reinsurance recoverables	$308.3	$318.2

The following table sets forth the effect of reinsurance on premiums and policy fees and contract charges. It is disaggregated by accident and health, and life insurance and investment-type products, which are short- and long-duration contracts, respectively.

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Premiums:
Direct:
Accident and health	$879.9	$798.7	$626.3	$56.7
Life insurance	205.9	171.1	127.5	10.7
Total direct	1,085.8	969.8	753.8	67.4
Total assumed	1.2	0.9	0.3	—
Ceded:
Accident and health (1)	(27.4)	(26.4)	(0.6)	(4.0)
Life insurance	(46.3)	(44.8)	(36.0)	(2.2)
Total ceded	(73.7)	(71.2)	(36.6)	(6.2)
Total premiums	1,013.3	899.5	717.5	61.2
Policy fees and contract charges:
Direct life insurance and investment-type	318.4	278.0	220.8	18.0
Ceded life insurance and investment-type	(15.0)	(12.4)	(8.1)	(0.4)
Total policy fees and contract charges (2)	303.4	265.6	212.7	17.6
Total premiums and other amounts assessed to policyholders	$1,316.7	$1,165.1	$930.2	$78.8
Percentage of assumed to total premiums and other amounts assessed to policyholders	0.09%	0.08%	0.03%	—%
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(1)	Successor Company ceded premiums reflect long-term disability income business recaptured during 2016.

(2)
Total policy fees and contract charges represents amounts charged to policyholders other than premiums and recorded in policy fees, contract charges and other in the consolidated statements of income (loss). This primarily consists of cost of insurance charges.

Reinsurance benefits reduced policyholder benefits and claims by $66.2, $98.1, $27.3 and $3.6 respectively, for the years ended December 31, 2018 and 2017, and the periods February 1 to December 31, 2016 and January 1 to January 31, 2016.
Reinsurance Transaction
In September 2018, the Company entered into the Reinsurance Transaction, which was effective as of July 1, 2018 (Agreement Date) and accounted for under the deposit accounting method. The deposit asset and funds withheld liability established by the Reinsurance Transaction do not have the right to offset, therefore are shown gross on the Company's consolidated balance sheets.
The Company established a $6.1 billion deposit asset which is included in reinsurance recoverables on its consolidated balance sheet for an amount equal to the Closed Block's $5.7 billion net statutory reserves due from the reinsurer and an amount paid to the reinsurer at the Transaction date. The equivalent GAAP reserves for the reinsured policies was $6.8 billion. The fair value adjustment to income annuity reserves recorded under PGAAP at the time of the Merger is the primary driver of the difference between the GAAP and statutory reserves. The difference between the deposit asset and the GAAP reserves is adjusted over the remaining life of the reinsured policies using the effective interest method and recognized in interest credited in the consolidated statements of income (loss).
Assets supporting the net statutory reserves of the Closed Block were withheld and are legally owned by the Company. These are reported as a funds withheld liability on the consolidated balance sheets. Adjustments to the funds withheld liability are based upon the investment and benefit amounts passed to the reinsurer during the period, which are recorded as ceded amounts in the consolidated statements of income (loss).
The funds withheld liability is composed of the host contract and an embedded derivative. The embedded derivative represents the right to receive or obligation to pay the total return on the withheld assets, which must be bifurcated from the host contract and carried at fair value on the Company’s consolidated balance sheets. The fair value of the embedded derivative fluctuates with changes in the unrealized gain (loss) on the withheld assets. Initially, the fair value of the embedded derivative is zero. Changes to the fair value of the embedded derivative are recognized in net realized gains (losses) on the Company’s consolidated statements of income (loss).
In the event of the reinsurer's insolvency, the Company would reclaim the assets supporting the reserve liabilities. The Company has the ability to offset amounts due to the reinsurer with amounts owed from the reinsurer, as well as access to amounts held in trust, which reduces the risk of loss. The Company remains liable to its policyholders to the extent that the reinsurer does not meet its contractual obligations.
The following table provides a reconciliation of the beginning and ending balance for the deposit asset and funds withheld liability:

For the Year Ended December 31, 2018
Deposit asset at inception	$6,072.6
Incurred interest adjustment	(152.2)
Deposit asset at end of period	$5,920.4

Funds withheld liability at inception	$5,700.0
Ceded investment amounts	303.4
Ceded benefit amounts	(313.0)
Quarterly settlement due to reinsurer	(33.5)
Changes in fair value of embedded derivative	(67.0)
Funds withheld liability at end of period	$5,589.9